Revenue	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The table below summarizes the major service categories from which the Company derives its revenues for the years ended December 31:

(in millions)	2023	2022	2021
Certification Testing	$718	$657	$678
Ongoing Certification Services	874	828	829
Non-certification Testing and Other Services(a)	812	769	765
Software(a)	274	266	245
Total	$2,678	$2,520	$2,517
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(a)The Company has reclassified revenue transactions related to advisory services that were previously included within the Software and Advisory service category (now known as Software) to the Non-certification Testing and Other Services category (previously known as Non-certification Testing, Inspections and Audit) for the years ended December 31, 2022 and December 31, 2021 to conform to the current period’s presentation.
Description of Major Service Categories
Certification Testing
The Company evaluates products, components and systems according to global or regional regulatory requirements and other design and performance specifications. Select certification testing services include testing to global or regional standards, engineering evaluation and project review and functional safety testing of embedded software. Certification testing services generally align with the new product development cycle and help customers mitigate risk, demonstrate compliance with regulatory requirements and deliver confidence to businesses and consumers, resulting in demand for ongoing certification services. As a result of the certification process, the Company authorizes its customers to use the Company’s registered UL-in-a-circle certification mark (the “UL Mark”), on their products, packaging and marketing collateral as part of their manufacturing, distribution and marketing processes to demonstrate to the marketplace that their product has met the applicable requirements. Certification testing services often lead to Ongoing Certification Services to support the continued safety, compliance and performance objectives of the customer.
Contracts are generally structured as fixed payments as the total amount to be charged to the customer does not vary. Revenue from Certification Testing is generally recognized over-time. In these cases, the services create an asset with no alternative use as each of the services are specific to the products and specifications provided by the customer, and the Company has an enforceable right to payment. Through April 1, 2022, revenue was generally recognized using an input method based on the relationship between time elapsed and expected project duration. After April 1, 2022, revenue is generally recognized based on the relationship between time elapsed of each project phase relative to the expected duration of that phase, which is considered the most indicative of the Company’s performance to-date under the terms of the contract.
In some instances, revenue from Certification Testing does not meet the over-time criteria and is recognized at a point in time when control is transferred to the customer. Control is transferred to the customer upon the delivery of the test report to the customer. These instances occur when the agreement or the nature of the services causes a lack of right to payment until control transfer.
Ongoing Certification Services
To maintain the right to use the Company’s certification marks, including the UL Mark, and meet certain regulatory requirements, the Company’s customers must meet certain certification program requirements, including mandatory inspection and monitoring by the Company. These requirements, addressed through standard certification and inspection services, are designed to validate the continued compliance of the Company’s customers’ previously certified products, components and systems. Services are delivered through periodic inspections, initial and follow-up audits, sample testing and UL Solutions label usage. The frequency and combination of these services can vary based on product, component or system type, production volume and historical risk-based customer compliance.
These ongoing certification services are designed and executed to help the Company’s customers confirm ongoing compliance and to help protect the integrity of the UL Mark. Select services include factory inspection and testing to confirm products that are being produced match the configuration of products that are tested and certified.
Contracts are generally structured as fixed payments as the total amount to be charged to the customer does not vary. In some cases, the customer is charged a usage price based on its total production volume. Revenue from compliance program contracts is recognized over-time on a straight-line basis because the customer receives and consumes the benefit of continued certification as the Company performs services through the periodic verification of the customers’ compliance.
As part of Ongoing Certification Services, customers may order physical labels (recorded in other current assets) that bear the UL Mark to affix to their products to demonstrate to end-customers that the products comply with the certification requirements of the Company. The labels are a separate performance obligation, distinct from the compliance program. Revenue from physical labels is recognized upon shipment, the point in time in which the customer obtains control of the labels.
Non-certification Testing, and Other Services
The Company offers performance testing services for customer or other requirements that may not be required by any regulation and may not result in a certification, but are still desired by the Company’s customers to help ensure the safety, performance and reliability of their products. Select services include on-site and remote inspections, audits and field engineering specialty services, such as testing for energy efficiency, wireless and electromagnetic compatibility, quality, chemical and reliability for customers in medical devices, information technologies, appliances, HVAC and lighting. For retail and consumer customers, the Company offers testing such as color-matching, sensory, emissions and flame resistance. Additionally, the Company’s non-certification offerings provide it with insights into the supply chains of the Company’s customers, which often leads to incremental cross-sell opportunities for additional UL Solutions services. Lastly, the Company offers advisory and technical services to support the Company’s customers in managing their safety, compliance, regulatory risk and sustainability programs.
Contracts are generally structured as fixed payments as the total amount to be charged to the customer does not vary. For services where the customer does not simultaneously receive and consume the benefit of the performance obligation, revenue is recognized upon the delivery of the final deliverables to the customer. For services that create an asset with no alternative use as each of the services are specific to the products and specifications provided by the customer, and the Company has an enforceable right to payment, through April 1, 2022, revenue was generally recognized using an input method based on the relationship between time elapsed and expected project duration. After April 1, 2022, revenue is generally recognized based on the relationship between time elapsed of each project phase relative to the expected duration of that phase, which is considered the most indicative of the Company’s performance to date under the terms of the contract. Advisory revenue is generally recognized over time.
Software
The Company provides SaaS and license-based software solutions, including implementation and training services related to software, to enable the Company’s customers to manage complex regulatory requirements, deliver supply chain transparency and operationalize sustainability. The Company’s SaaS and licensed software solutions provide data-driven product stewardship, chemicals management, supply chain insights, ESG data and reporting, EHS training, management and compliance, and additional regulatory driven software solutions.
Contracts are structured as fixed payments as the total amount to be charged to the customer does not vary. The Company generally recognizes revenue from SaaS contracts, which are provided on a subscription basis, ratably over the contract period beginning on the date the service is first made available to the customer. The Company generally recognizes revenue from on-premise software at a point in time when it is made available to the customer. The revenue from implementation services, post-contract customer support services, and other customer support services is recognized over the service period as the customer benefits from the services as they are performed.
Contract Balances
Gross contract liabilities for services totaled $121 million and $110 million as of December 31, 2023 and 2022, respectively, which are reduced by previously recognized revenue of $31 million and $29 million as of December 31, 2023 and 2022, respectively. In addition, contract liabilities include amounts collected for annual fees as well as fees collected on software license arrangements that are earned over the term of the arrangement. Contract liabilities for these services totaled $72 million and $61 million as of December 31, 2023 and 2022, respectively.
The revenue recognized during the year ended December 31, 2023, that was included in contract liabilities at December 31, 2022, amounted to $110 million. The revenue recognized during the year ended December 31, 2022, that was included in contract liabilities at December 31, 2021, amounted to $103 million.
Remaining Performance Obligations
At December 31, 2023, the Company estimates that $156 million in revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. The Company expects to recognize approximately 72% of its unsatisfied (or partially unsatisfied) performance obligations as revenue in the subsequent 12 months, with the remaining balance to be recognized thereafter.
Remaining consideration from contracts with customers is included in the amount presented above and pertains to contracts with multiple performance obligations and multi-year maintenance agreements, which are typically recognized as the performance obligation is satisfied.
Revenue
The table below summarizes the major service categories from which the Company derives its revenues:

	Six Months Ended June 30,
(in millions)	2024	2023
Certification Testing	$379	$349
Ongoing Certification Services	467	436
Non-certification Testing and Other Services	419	398
Software	135	135
Total	$1,400	$1,318
Contract Balances
The revenue recognized during the six months ended June 30, 2024, which was included in contract liabilities at December 31, 2023, amounted to $79 million. The revenue recognized during the six months ended June 30, 2023, which was included in contract liabilities at December 31, 2022, amounted to $80 million.
Remaining Performance Obligations
At June 30, 2024, the Company estimates that $159 million in revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period.
The Company expects to recognize approximately 67% of its unsatisfied (or partially unsatisfied) performance obligations as revenue in the subsequent 12 months, with the remaining balance to be recognized thereafter.
Remaining consideration from contracts with customers is included in the amount presented above and includes contracts with multiple performance obligations and multi-year maintenance agreements, which are typically recognized as the performance obligation is satisfied.